Investment Objectives and Goals	Apr. 28, 2025
Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® S&P 500 Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the total return of the S&P 500® Index.
Schwab Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Government Money Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® VIT Balanced Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation and income.
Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® VIT Balanced with Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation and income.
Schwab VIT Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® VIT Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.